9. FAIR VALUE MEASUREMENTS (Details - Fair value) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 10,679,067	$ 3,588,239	$ 3,588,615
Total Assets	10,679,067	3,588,239
Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
Total Assets	0	0
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
Total Assets	0	0
Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	10,679,067	3,588,239		0	5,864,615
Total Assets	$ 10,679,067	$ 3,588,239